Summary of Ageing of Trade Receivables (Detail) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of provision matrix [Line Items]
Total Trade Receivables	$ 297,329	$ 152,897
Gross [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	299,061	153,482
Gross [Member] | Not Past Due [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	224,872	117,618
Gross [Member] | Past Due 0 - 30 Days [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	54,578	27,235
Gross [Member] | Past Due 31 - 120 Days [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	18,845	8,524
Gross [Member] | Past Due More than 120 Days [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	766	105
Provision for Impairment [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	1,732	585
Provision for Impairment [Member] | Not Past Due [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	2	1
Provision for Impairment [Member] | Past Due 0 - 30 Days [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	16	5
Provision for Impairment [Member] | Past Due 31 - 120 Days [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	1,400	474
Provision for Impairment [Member] | Past Due More than 120 Days [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	$ 314	$ 105